LONG-TERM DEBT (Q3) (Textuals) (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Debt Instrument [Line Items]
Capital lease due in 12 monthly installment	$ 1	$ 142
Capital lease due in 8 quarterly installment	21	236
Capital Lease Obligations
Debt Instrument [Line Items]
Capital lease obligations	$ 380	$ 444	$ 108	$ 325